GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Goodwill:

	DECEMBER 31,
	2011	2010

Balance as of January 1	$2,511	$2,511
Changes during year:
Impairment	(939)	-
Balance as of December 31(*)	$1,572	$2,511

(*) All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2011	2010
Original amount
Core technology	3-6 years	$1,507	$1,507
IPR&D	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,062
Non-Compete	4 years	127	127
		$3,113	$3,168
Accumulated Amortization		1,947	1,164
Identifiable intangible assets, Net		$1,166	$2,004

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$714
2013	277
2014	86
2015 and thereafter	89
$1,166

C.	Goodwill and Other Intangible Assets impairment testing

The company performs its annual impairment tests in the fourth quarter. For impairment testing the company identifies two separate reporting units: ClickSoftware and ST (acquired from AST Technologies in 2009). In the fourth quarter of 2011, as a result of the company's analysis, the company determined that certain goodwill and intangible assets of the ST reporting unit were impaired, as the company determined that its Cloud Services offering better addressed the needs of its customers and provided the company with a greater market potential than the ST offering and therefore decided to cease offering the ST application. Thus, goodwill and customer relations for the ST reporting unit were reassessed at a value of zero. As a result, a $939,000 goodwill impairment and a $55,000 of intangible assets impairment charges were recorded as of December 31, 2011. For ClickSoftware the fair value was significantly higher than the carrying amount.